Financial Instruments	12 Months Ended
May 27, 2012
Fair Value Disclosures [Abstract]
Financial Instruments
FINANCIAL INSTRUMENTS
Marketable securities are carried at fair value and consist of available-for-sale securities related to insurance funding requirements for our workers compensation and general liability claims. The following table summarizes cost and market value for our securities that qualify as available-for-sale as of May 27, 2012:

(in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Market Value
Available-for-sale securities	$37.2	$0.5	$—	$37.7

Earnings include insignificant realized gains and loss from sales of available-for-sale securities. At May 27, 2012, the scheduled maturities of our available-for-sale securities are as follows:

(in millions)	Cost	Market Value
Less than 1 year	$4.7	$4.7
1 to 3 years	22.8	23.2
3 to 5 years	9.7	9.8
Total	$37.2	$37.7